Quarterly Report
September 30, 2024
MFS®  Value Series
MFS® Variable Insurance Trust
VLU-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 8.5%
Boeing Co. (a)	214,152	$32,559,670
General Dynamics Corp.	193,935	58,607,157
Honeywell International, Inc.	197,358	40,795,872
Northrop Grumman Corp.	71,719	37,872,653
RTX Corp.	460,538	55,798,784
		$225,634,136
Alcoholic Beverages – 1.1%
Diageo PLC	838,234	$29,171,226
Brokerage & Asset Managers – 5.4%
BlackRock, Inc.	33,350	$31,666,158
Citigroup, Inc.	591,422	37,023,017
KKR & Co., Inc.	243,462	31,791,268
NASDAQ, Inc.	600,188	43,819,726
		$144,300,169
Business Services – 3.1%
Accenture PLC, “A”	151,238	$53,459,608
Equifax, Inc.	94,595	27,797,687
		$81,257,295
Cable TV – 0.7%
Comcast Corp., “A”	423,325	$17,682,285
Chemicals – 0.5%
PPG Industries, Inc.	108,723	$14,401,449
Computer Software - Systems – 0.2%
CDW Corp.	29,574	$6,692,596
Construction – 0.8%
Otis Worldwide Corp.	88,034	$9,150,254
Sherwin-Williams Co.	33,133	12,645,872
		$21,796,126
Consumer Products – 2.4%
Kenvue, Inc.	1,252,926	$28,980,179
Kimberly-Clark Corp.	137,533	19,568,195
Reckitt Benckiser Group PLC	242,692	14,850,860
		$63,399,234
Electrical Equipment – 0.4%
W.W. Grainger, Inc.	9,636	$10,009,973
Electronics – 6.2%
Analog Devices, Inc.	236,160	$54,356,947
KLA Corp.	50,854	39,381,846
NXP Semiconductors N.V.	122,092	29,303,301
Texas Instruments, Inc.	199,002	41,107,843
		$164,149,937

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 3.0%
ConocoPhillips	548,591	$57,755,660
EOG Resources, Inc.	173,629	21,344,213
		$79,099,873
Energy - Integrated – 3.0%
Chevron Corp.	244,675	$36,033,287
Exxon Mobil Corp.	385,470	45,184,794
		$81,218,081
Food & Beverages – 3.6%
Mondelez International, Inc.	436,162	$32,132,055
Nestle S.A.	310,650	31,184,290
PepsiCo, Inc.	193,797	32,955,180
		$96,271,525
Gaming & Lodging – 1.3%
Marriott International, Inc., “A”	134,961	$33,551,305
Health Maintenance Organizations – 4.5%
Cigna Group	230,900	$79,992,996
Elevance Health, Inc.	74,380	38,677,600
		$118,670,596
Insurance – 12.4%
Aon PLC	185,593	$64,213,322
Chubb Ltd.	177,823	51,282,375
Marsh & McLennan Cos., Inc.	284,558	63,482,044
Progressive Corp.	411,429	104,404,223
Travelers Cos., Inc.	199,829	46,783,966
		$330,165,930
Machinery & Tools – 4.1%
Eaton Corp. PLC	108,229	$35,871,420
Illinois Tool Works, Inc.	102,952	26,980,631
PACCAR, Inc.	250,738	24,742,826
Trane Technologies PLC	48,359	18,798,594
Veralto Corp.	14,605	1,633,715
		$108,027,186
Major Banks – 7.6%
JPMorgan Chase & Co.	567,934	$119,754,563
Morgan Stanley	495,789	51,681,046
PNC Financial Services Group, Inc.	169,971	31,419,139
		$202,854,748
Medical & Health Technology & Services – 2.2%
McKesson Corp.	121,093	$59,870,801
Medical Equipment – 1.6%
Abbott Laboratories	302,122	$34,444,929
Medtronic PLC	86,038	7,746,001
		$42,190,930
Other Banks & Diversified Financials – 2.2%
American Express Co.	220,556	$59,814,787

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 6.4%
AbbVie, Inc.	204,137	$40,312,975
Johnson & Johnson	362,250	58,706,235
Merck & Co., Inc.	255,117	28,971,086
Pfizer, Inc.	1,319,484	38,185,867
Roche Holding AG	11,775	3,764,772
		$169,940,935
Railroad & Shipping – 2.4%
Canadian National Railway Co.	111,092	$13,014,428
Union Pacific Corp.	205,190	50,575,231
		$63,589,659
Real Estate - Storage – 2.0%
Prologis, Inc., REIT	329,807	$41,648,028
Public Storage, Inc., REIT	28,645	10,423,056
		$52,071,084
Specialty Chemicals – 1.6%
Corteva, Inc.	244,804	$14,392,027
DuPont de Nemours, Inc.	328,271	29,252,229
		$43,644,256
Specialty Stores – 3.7%
Lowe's Cos., Inc.	218,667	$59,225,957
Target Corp.	244,063	38,039,659
		$97,265,616
Utilities - Electric Power – 8.5%
American Electric Power Co., Inc.	116,112	$11,913,091
Dominion Energy, Inc.	729,528	42,159,423
Duke Energy Corp.	434,259	50,070,063
Exelon Corp.	475,371	19,276,294
PG&E Corp.	1,552,547	30,693,854
Southern Co.	594,545	53,616,068
Xcel Energy, Inc.	282,375	18,439,088
		$226,167,881
Total Common Stocks		$2,642,909,619
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.07% (v)	19,534,962	$19,540,822

Other Assets, Less Liabilities – (0.2)%		(4,236,950)
Net Assets – 100.0%		$2,658,213,491
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $19,540,822 and $2,642,909,619, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,642,909,619	$—	$—	$2,642,909,619
Mutual Funds	19,540,822	—	—	19,540,822
Total	$2,662,450,441	$—	$—	$2,662,450,441
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,425,117	$336,934,040	$325,814,372	$(6,363)	$2,400	$19,540,822
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$891,181	$—